Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Statutory Net Income (Loss)

	For the years ended December 31,
Statutory Net Income (Loss)	2012	2011	2010
U.S. life insurance subsidiaries, includes domestic captive insurance subsidiaries	$592	$(1,272)	$(140)
Property and casualty insurance subsidiaries	883	514	1,477
Total	$1,475	$(758)	$1,337

Statutory Surplus

	As of December 31,
Statutory Surplus	2012	2011
U.S. life insurance subsidiaries, includes domestic captive insurance subsidiaries	$6,410	$7,388
Property and casualty insurance subsidiaries	7,645	7,412
Total	$14,055	$14,800